Share-Based Compensation - Outstanding Stock Options (Detail) (CNH EIP [Member], USD $)	12 Months Ended
Dec. 31, 2014
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Options Outstanding, Aggregate Intrinsic Value	$ 2,610,891	[1]
Options Exercisable, Aggregate Intrinsic Value	2,610,891	[1]
Range of Exercise Price, $2.92-$5.00 [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Minimum Exercise Price	$ 2.92
Maximum Exercise Price	$ 5.00
Shares Outstanding	13,688
Options Outstanding, Weighted-Average Contractual Life	1 month 6 days
Options Outstanding, Weighted-Average Exercise Price	$ 2.92
Options Outstanding, Aggregate Intrinsic Value	70,356	[1]
Shares Exercisable	13,688
Options Exercisable, Weighted-Average Contractual Life	1 month 6 days
Options Exercisable, Weighted-Average Exercise Price	$ 2.92
Options Exercisable, Aggregate Intrinsic Value	70,356	[1]
Range of Exercise Price, $5.01-$10.00 [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Minimum Exercise Price	$ 5.01
Maximum Exercise Price	$ 10.00
Shares Outstanding	5,873,839
Options Outstanding, Weighted-Average Contractual Life	2 years 4 months 24 days
Options Outstanding, Weighted-Average Exercise Price	$ 8.09
Options Outstanding, Aggregate Intrinsic Value	2,540,535	[1]
Shares Exercisable	4,333,184
Options Exercisable, Weighted-Average Contractual Life	2 years 2 months 12 days
Options Exercisable, Weighted-Average Exercise Price	$ 7.85
Options Exercisable, Aggregate Intrinsic Value	$ 2,540,535	[1]
Range of Exercise Price, $10.01-$15.00 [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Minimum Exercise Price	$ 10.01
Maximum Exercise Price	$ 15.00
Shares Outstanding	4,974,025
Options Outstanding, Weighted-Average Contractual Life	2 years 2 months 12 days
Options Outstanding, Weighted-Average Exercise Price	$ 10.15
Shares Exercisable	4,974,025
Options Exercisable, Weighted-Average Contractual Life	2 years 2 months 12 days
Options Exercisable, Weighted-Average Exercise Price	$ 10.15

[1]	The difference between the exercise price of share-based compensation and the year-end market price of CNH Industrial common shares of $8.06. No amount is shown for awards with an exercise price that is greater than the year-end market price.